Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Summary of property and equipment

	Furniture and office equipment	Leasehold improvements	Land and Building	Total
	$	$	$	$
Cost
Balance – December 31, 2020	1,078	1,856	393	3,327
Additions	1,094	51	—	1,145
Effects of foreign exchange	(74)	(77)	(34)	(185)
Balance – December 31, 2021	2,098	1,830	359	4,287
Additions	981	100	—	1,081
Effects of foreign exchange	(96)	(66)	(27)	(189)
Balance – December 31, 2022	2,983	1,864	332	5,179

Accumulated depreciation
Balance – December 31, 2020	526	432	79	1,037
Depreciation	362	298	13	673
Effects of foreign exchange	(34)	(23)	(11)	(68)
Balance – December 31, 2021	854	707	81	1,642
Depreciation	684	298	12	994
Effects of foreign exchange	(45)	(26)	(10)	(81)
Balance – December 31, 2022	1,493	979	83	2,555

Carrying value
Balance – December 31, 2021	1,244	1,123	278	2,645
Balance – December 31, 2022	1,490	885	249	2,624